PROPERTY, PLANT AND EQUIPMENT (Tables)	0 Months Ended
Dec. 31, 2013
Property Plant And Equipment Tables [Abstract]
Property, plant and equipment, net
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2013	2012

		(U.S. $ in millions)
	Machinery and equipment	$4,633	$4,220
	Buildings	2,635	2,521
	Computer equipment and other assets	1,310	1,196
	Payments on account	716	726
	Land*	446	475
		9,740	9,138
	Less—accumulated depreciation	3,105	2,823
		$6,635	$6,315

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.

Depreciation expenses were $458 million, $428 million and $358 million in the years ended December 31, 2013, 2012 and 2011, respectively. During the years ended December 31, 2013 and 2012, Teva had impairments of property, plant and equipment in the amount of $61 million and $190 million, respectively. See note 20.